Cover	Dec. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2022
Entity File Number	000-55321
Entity Registrant Name	I-MINERALS INC.
Entity Central Index Key	0001405663
Entity Tax Identification Number	20-4644299
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Suite 1100
Entity Address, Address Line Two	1199 West Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 3T5
City Area Code	(877)
Local Phone Number	303-6573
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false